RELATED PARTY TRANSACTIONS (Details) - USD ($)			12 Months Ended
	May 09, 2013	May 12, 2011	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Bank guarantee			$ 819,000
Accrued management services			110,000	$ 61,000
Short-term Debt			0	$ 738,000
Chairman and CEO [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			$ 165,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Monthly payment	$ 10,600
Bonus as a percentage of net profit	2.00%
Bonus as a percentage of revenue	0.50%
Chairman [Member]
Related Party Transaction [Line Items]
Monthly fee equal to a percentage of CEO cost		60.00%